Debt (Fair Value) (Narrative) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Senior Notes
Debt Instrument [Line Items]
Fair value of long-term debt	$ 5.03	$ 5.85
Convertible Debt | Cash Convertible Notes
Debt Instrument [Line Items]
Fair value of long-term debt	$ 2.42	$ 1.88